Events after the reporting period (Details) - Events After the Reporting Period [Member]	1 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Events after the reporting period (Details) [Line Items]
Equity interest percentage	49.00%
Option to acquire percentage	51.00%
Consideration amount (in Dollars) | $	$ 6,500,000
Consideration shares (in Shares) | shares	4,333,333
Consideration shares price (in Dollars per share) | $ / shares	$ 1.5